INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry forwards	$ 39,942	$ 35,093
Research and development	9,663	5,538
Initial public offering costs	1,800	3,600
Other temporary differences	3,855	2,577
Carryforward tax credits	1,428	867
Gross deferred tax assets	56,688	47,675
Valuation allowance	(55,561)	(47,072)
Total deferred tax assets	1,127	603
Deferred tax liabilities:
Depreciation and amortization	(1,127)	(603)
Deferred tax liabilities	(1,127)	(603)
Net deferred taxes	$ 0	$ 0